Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share

5.Earnings per share
The earnings per share calculations are based on the average number of share units representing the ordinary shares of PLC in issue during the period, less the average number of shares held as treasury shares.
In calculating diluted earnings per share, a number of adjustments are made to the number of shares, principally the exercise of share plans by employees.
Earnings per share for total operations for the six months were calculated as follows:

	First Half
	2025	2024
EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,512	3,701
Average number of shares (millions of share units)	2,462.2	2,499.9
EPS – basic (€)	1.43	1.48

EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,512	3,701
Adjusted average number of shares (millions of share units)	2,473.2	2,511.0
EPS – diluted (€)	1.42	1.47
During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2024 (net of treasury shares)	2,475.6
Shares repurchased under the share buyback programme	(27.8)
Net movements in shares under incentive schemes	4.0
Number of shares at 30 June 2025 (net of treasury shares)	2,451.8